Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2018
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Cost at 1 April 2016	2,758	54,772	3,874	1,171	62,575
Exchange adjustments	196	3,157	93	76	3,522
Additions	55	822	3,080	132	4,089
Disposals[1]	(22)	(572)	(70)	(204)	(868)
Disposal of UK Gas Distribution	(112)	(11,861)	(88)	(300)	(12,361)
Reclassifications[2]	104	2,913	(2,938)	(41)	38
Cost at 31 March 2017	2,979	49,231	3,951	834	56,995
Exchange adjustments	(169)	(2,862)	(89)	(67)	(3,187)
Additions	38	430	3,358	75	3,901
Disposals[1]	(16)	(216)	(21)	(34)	(287)
Reclassifications[2]	98	2,791	(2,926)	49	12
Cost at 31 March 2018	2,930	49,374	4,273	857	57,434
Accumulated depreciation at 1 April 2016	(640)	(17,828)	—	(743)	(19,211)
Exchange adjustments	(29)	(780)	—	(44)	(853)
Depreciation charge for the year	(84)	(1,338)	—	(113)	(1,535)
Disposals[1]	42	545	—	203	790
Disposal of UK Gas Distribution	29	3,425	—	207	3,661
Reclassifications[2]	(2)	(20)	—	—	(22)
Accumulated depreciation at 31 March 2017	(684)	(15,996)	—	(490)	(17,170)
Exchange adjustments	28	695	—	36	759
Depreciation charge for the year	(28)	(1,276)	—	(88)	(1,392)
Disposals[1]	10	199	—	33	242
Reclassifications[2]	—	(20)	—	—	(20)
Accumulated depreciation at 31 March 2018	(674)	(16,398)	—	(509)	(17,581)
Net book value at 31 March 2018	2,256	32,976	4,273	348	39,853
Net book value at 31 March 2017	2,295	33,235	3,951	344	39,825

1.
Includes the reversal of assets with cost of £51 million (2017: £107 million) and accumulated depreciation of £51 million (2017: £107 million) disposed in previous years that remain in use in the Group. It also includes £334 million of adjustments from accumulated depreciation to cost for historical disposals relating to assets acquired as part of the KeySpan acquisition in 2008 which were disposed of in subsequent periods. Both of these adjustments have a nil net book value impact.

2.	Represents amounts transferred between categories, (to)/from other intangible assets (see note 11), reclassifications from inventories and reclassifications between cost and accumulated depreciation.

	2018	2017
	£m	£m
Information in relation to property, plant and equipment
Capitalised interest included within cost	1,861	1,749
Net book value of assets held under finance leases (all relating to motor vehicles and office equipment)	253	289
Additions to assets held under finance leases (all relating to motor vehicles and office equipment)	58	98
Contributions to cost of property, plant and equipment included within:
Trade and other payables	85	89
Non-current liabilities	844	839
Unless otherwise determined by operational requirements, the depreciation periods for the principal categories of property, plant and equipment are, in general, as shown in the table below:

Years
Freehold and leasehold buildings	up to 101
Plant and machinery:
Electricity transmission plant and wires	15 to 100
Electricity distribution plant	29 to 75
Electricity generation plant	20 to 93
Interconnector plant and other	5 to 60
Gas plant – mains, services and regulating equipment	10 to 95
Gas plant – storage	5 to 65
Gas plant – meters	7 to 65
Motor vehicles and office equipment	up to 29